Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
March 31, 2025
XCB-NPRT1-0525
1.9884861.107
Municipal Securities - 101.2%
	Principal Amount (a)	Value ($)
Alabama - 3.9%
Electric Utilities - 1.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	100,000	100,560
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	500,000	500,612
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.8% 4/1/2031 VRDN (b)(c)	800,000	800,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.8% 9/1/2031 VRDN (b)(c)	300,000	300,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.8% 12/1/2036 VRDN (b)(c)	1,000,000	1,000,000
		2,701,172
General Obligations - 0.5%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	95,000	96,036
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	90,000	90,206
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	127,026
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	82,972
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity And Life Company Guaranteed)	700,000	713,492
		1,109,732
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.29% 11/1/2042 VRDN (c)	300,000	300,000
Synthetics - 1.9%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.17% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 3.17% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,000,000	1,000,000
Black Belt Energy Gas District Participating VRDN 3.17% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.17% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,600,000	1,600,001
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.17% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	500,000	500,000
		4,100,001
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	90,000	90,804
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	56,464
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	52,103
		199,371
TOTAL ALABAMA		8,410,276
Alaska - 0.8%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	120,000	123,191
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	95,000	101,357
		224,548
Transportation - 0.7%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	1,410,000	1,422,903
TOTAL ALASKA		1,647,451
Arizona - 3.8%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.05% 5/1/2029 VRDN (c)	400,000	400,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.05% 5/1/2029 VRDN (c)	500,000	500,000
		900,000
General Obligations - 1.2%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (e)	650,000	653,293
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured) (e)	875,000	896,875
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured) (e)	550,000	574,130
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (e)	375,000	397,936
		2,522,234
Health Care - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	360,000	364,633
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	469,880
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	382,944
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	300,000	301,910
		1,519,367
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	855,288
Synthetics - 1.0%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9149, 3.15% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.15% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 XF3174, 3.15% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,400,000	1,400,000
		2,100,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	185,000	189,284
TOTAL ARIZONA		8,086,173
Arkansas - 0.0%
Industrial Development - 0.0%
Lowell Ark Indl Dev Rev (Arkansas Democrat-Gazette Inc Proj.) 3% 10/1/2036, LOC JPMorgan Chase Bank NA VRDN (b)(c)	200,000	200,000
California - 8.3%
Resource Recovery - 1.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	700,000	700,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.75% tender 10/1/2045 (b)(c)	900,000	899,804
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(f)	1,100,000	1,099,392
		2,699,196
Synthetics - 5.7%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.17% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.15% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.15% 6/1/2062, LOC Mizuho Capital Markets LLC (c)(d)	100,000	100,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.99% 7/1/2052 (Liquidity Facility Citibank NA) (c)(d)	600,000	600,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN 3.15% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	800,000	800,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.15% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	100,000	100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.05% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,100,000	2,100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.05% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.05% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,805,000	3,805,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.15% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	2,200,000	2,200,000
		12,310,000
Transportation - 1.3%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	200,000	203,640
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)(e)	1,595,000	1,623,539
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)(e)	810,000	824,671
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	65,000	65,125
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	30,000	30,058
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	55,000	56,001
		2,803,034
TOTAL CALIFORNIA		17,812,230
Colorado - 2.1%
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	400,000	401,214
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	200,000	200,204
		601,418
Synthetics - 1.6%
Colorado Health Facilities Authority Participating VRDN 3.02% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,280,000	2,280,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.17% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,100,000	1,100,000
		3,380,000
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	275,000	285,735
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	165,000	166,825
		452,560
TOTAL COLORADO		4,433,978
Connecticut - 1.0%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	1,100,000	1,096,362
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	260,000	259,253
		1,355,615
General Obligations - 0.4%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	105,000	105,644
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	385,000	408,968
West Haven CT BAN 4.25% 3/26/2026	300,000	302,831
		817,443
TOTAL CONNECTICUT		2,173,058
District Of Columbia - 0.8%
Housing - 0.4%
District Columbia Hsg Fin Mult (Parcel 42 Apartments Projects Proj.) Series 2022, 3.05% tender 9/1/2041 (c)	600,000	599,809
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	340,000	343,124
		942,933
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	235,000	241,083
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	535,000	556,416
		797,499
TOTAL DISTRICT OF COLUMBIA		1,740,432
Florida - 9.1%
General Obligations - 0.0%
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	25,000	25,259
Health Care - 0.8%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.47% 4/1/2049 VRDN (c)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	190,000	195,743
		1,695,743
Housing - 0.9%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	390,000	387,873
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	125,000	125,934
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	75,000	75,848
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	185,000	185,997
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	420,000	423,542
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	135,000	135,937
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	290,000	290,664
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	250,000	251,736
		1,877,531
Resource Recovery - 1.4%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	3,000,000	3,000,443
Special Tax - 1.4%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.61% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	3,120,000	3,120,000
Synthetics - 3.9%
County of Pasco FL Participating VRDN 2.97% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	700,000	700,000
Gallery Smathers Plaza FL Participating VRDN Series 2025 CF7017, 2.99% 4/1/2037 (Liquidity Facility Citibank NA) (c)(d)	200,000	200,000
Greater Orlando Aviation Auth Participating VRDN 2.97% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	300,000	300,000
Greater Orlando Aviation Auth Participating VRDN 3.95% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	175,000	175,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3294, 2.95% 10/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	200,000	200,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3295, 2.95% 10/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	200,000	200,000
Hillsborough Cnty FL Aviation Participating VRDN 2.97% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	400,000	400,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 2.97% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,805,000	1,805,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 3.12% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.15% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 3.01% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	600,000	600,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2024 XM1186, 3.72% 10/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	600,000	600,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 2.99% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	1,600,000	1,600,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XM1222, 2.99% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	500,000	500,000
		8,480,000
Transportation - 0.5%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	450,000	472,451
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2025 (h)	125,000	122,709
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (b)	345,000	358,390
		953,550
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 3.06% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (c)	400,000	400,000
TOTAL FLORIDA		19,552,526
Georgia - 2.3%
Electric Utilities - 1.0%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.08% 1/1/2038 VRDN (c)	900,000	900,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	85,000	85,271
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	155,000	156,857
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	210,000	209,014
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	200,000	201,375
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.8% 12/1/2037 VRDN (b)(c)	400,000	400,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (c)	170,000	171,114
		2,123,631
General Obligations - 1.1%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	70,000	70,239
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,932,103
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	76,784
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	354,744
		2,433,870
Health Care - 0.1%
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2025	150,000	150,000
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 3.15% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	75,000	75,338
TOTAL GEORGIA		4,982,839
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	85,000	85,637
Hawaii - 0.3%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	370,000	377,520
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN 3.07% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	200,000	200,000
TOTAL HAWAII		577,520
Illinois - 4.5%
General Obligations - 0.9%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	255,000	257,822
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	345,780
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	87,403
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	1,090,000	1,091,477
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	129,425
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	89,064
		2,000,971
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	90,000	91,300
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	195,000	195,182
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	100,000	101,444
		387,926
Synthetics - 2.8%
Chicago Gen. Oblig. Participating VRDN 2.93% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,700,000	1,700,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.05% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,001
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.95% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	200,000	200,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 2.99% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	800,000	800,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2025 XX1370, 2.97% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(d)	300,000	300,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 3.01% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	400,000	400,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.67% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	700,000	700,000
		6,000,001
Transportation - 0.6%
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	910,000	947,246
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	410,000	415,808
		1,363,054
TOTAL ILLINOIS		9,751,952
Indiana - 0.5%
Electric Utilities - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.06% 12/1/2038 VRDN (b)(c)	100,000	100,000
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	374,729
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.85% tender 5/1/2028 (b)(c)	400,000	399,913
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	65,000	65,935
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	130,000	133,290
		199,225
TOTAL INDIANA		1,073,867
Iowa - 0.6%
Electric Utilities - 0.6%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.97% 9/1/2036 VRDN (c)	400,000	400,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3.17% 7/1/2038 VRDN (b)(c)	800,000	800,000
		1,200,000
TOTAL IOWA		1,200,000
Kentucky - 1.3%
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	807,058
General Obligations - 0.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	150,000	150,240
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	301,248
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	330,000	337,090
		788,578
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.2% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
TOTAL KENTUCKY		2,695,636
Louisiana - 4.8%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	370,000	373,447
Industrial Development - 4.0%
St James Parish LA Rev (Nucor Corp Proj.) 3.1% 11/1/2040 VRDN (c)	8,695,000	8,695,001
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	280,000	284,176
New Orleans LA Aviation Board 5% 1/1/2027 (b)	315,000	323,727
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	616,976
		1,224,879
TOTAL LOUISIANA		10,293,327
Maryland - 0.8%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	496,682
Synthetics - 0.6%
Baltimore County Gen. Oblig. Participating VRDN 3.22% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	200,000	200,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.15% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	300,000	300,000
MD Health Authority Integrace Obligated Group Participating VRDN Series 2022 024, 3.22% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.22% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
		1,300,000
TOTAL MARYLAND		1,796,682
Massachusetts - 0.3%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	80,000	80,364
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	110,000	110,500
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	65,000	65,294
		256,158
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	300,000	302,393
TOTAL MASSACHUSETTS		558,551
Michigan - 1.9%
Education - 0.2%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	517,061
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	723,616
General Obligations - 1.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	175,000	175,208
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	162,742
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	170,346
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	94,159
Lapeer MI Cmnty Schs Series 2016, 5% 5/1/2025 (State of Michigan Guaranteed)	125,000	125,206
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 2.97% 4/15/2059 VRDN (c)	300,000	300,000
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	1,195,000	1,197,139
		2,224,800
Health Care - 0.2%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	160,000	160,113
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	270,408
		430,521
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	70,000	69,855
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	55,000	55,550
TOTAL MICHIGAN		4,021,403
Minnesota - 0.4%
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.15% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	600,000	600,000
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2023B, 5% 1/1/2026 (b)	350,000	355,037
TOTAL MINNESOTA		955,037
Mississippi - 0.3%
Electric Utilities - 0.2%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.75% 11/1/2052 VRDN (b)(c)	320,000	320,000
Industrial Development - 0.1%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.8% 12/1/2027 VRDN (b)(c)	300,000	300,000
TOTAL MISSISSIPPI		620,000
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	150,000	154,451
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.95% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
		300,000
TOTAL MISSOURI		454,451
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	660,000	659,254
Nebraska - 0.7%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	435,000	432,062
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.07% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	500,000	500,000
Transportation - 0.3%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2025 (b)	550,000	551,898
TOTAL NEBRASKA		1,483,960
Nevada - 0.5%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	545,000	547,197
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	320,000	321,290
		868,487
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	260,000	269,888
TOTAL NEVADA		1,138,375
New Hampshire - 1.0%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,960
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,183
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,787
		321,930
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,404,921
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.17% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(g)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,226,851
New Jersey - 4.0%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	250,000	252,484
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	150,000	155,237
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	415,000	429,489
		837,210
General Obligations - 2.9%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	600,000	600,811
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	300,000	300,391
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	185,408
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	366,313
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	245,492
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	155,000	151,613
New Jersey Trans Trust Fund Auth 5.75% 6/15/2025	100,000	100,522
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	1,300,000	1,305,848
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	800,000	801,442
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	82,186
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	78,446
Orange Twp NJ BAN 4% 3/18/2026	1,100,000	1,109,006
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	800,000	801,547
		6,129,025
Housing - 0.3%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	550,000	558,790
Synthetics - 0.1%
New Jersey St Hsg & Mtg Fin Agy Multi Family RevParticipating VRDN Series 2025 CF7019, 2.97% 6/1/2029 (Liquidity Facility Citibank NA) (c)(d)	500,000	500,000
Water & Sewer - 0.3%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	600,000	600,807
TOTAL NEW JERSEY		8,625,832
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 9/15/2025 (b)	145,000	146,163
Port Auth NY & NJ Series 193, 5% 10/15/2025 (b)	265,000	267,530
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	275,000	278,266
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	565,000	579,946
		1,271,905
TOTAL NEW JERSEY,NEW YORK		1,271,905
New Mexico - 0.6%
General Obligations - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev Series 2019 A, 5% tender 11/1/2039 (Royal Bank of Canada Guaranteed) (c)	305,000	305,412
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	755,000	752,518
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.22% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(d)	195,000	195,000
TOTAL NEW MEXICO		1,252,930
New York - 10.7%
General Obligations - 7.1%
Albany NY BAN 4% 3/20/2026	2,500,000	2,518,457
Bay Shore NY Un Free Sch Dist BAN 4% 7/15/2025	1,700,000	1,704,804
Binghamton NY BAN 4% 4/10/2026 (e)	2,300,000	2,319,829
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	1,000,000	1,002,760
City of New York NY Gen. Oblig. 5% 8/1/2028	2,255,000	2,405,953
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	3,665,000	3,690,085
Ithaca City New York BAN 4.25% 2/13/2026	1,000,000	1,005,621
Washington Co NY BAN 4% 3/20/2026	600,000	605,740
		15,253,249
Health Care - 0.1%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2025	175,000	176,407
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	90,000	93,482
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	115,000	115,095
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	925,000	925,501
		1,134,078
Special Tax - 0.0%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	35,000	35,488
Synthetics - 2.7%
Liberty NY Dev Corp Rev Participating VRDN 3.22% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.15% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.15% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.22% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.32% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,600,000	2,600,000
		5,825,000
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	205,000	205,517
Transportation - 0.2%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	45,000	45,444
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	330,000	337,951
		383,395
TOTAL NEW YORK		23,013,134
North Carolina - 1.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	500,000	500,718
Health Care - 0.2%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	335,000	335,621
Housing - 0.9%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (c)	2,000,000	1,998,495
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (b)	550,000	569,958
TOTAL NORTH CAROLINA		3,404,792
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2025	25,000	25,104
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	214,182
		239,286
TOTAL NORTH DAKOTA		239,286
Ohio - 1.7%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	70,000	67,557
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	305,112
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	492,549
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	525,000	524,011
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	480,000	478,258
		1,799,930
Health Care - 0.7%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.4% 1/15/2033 VRDN (c)	500,000	500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.4% 1/15/2045 VRDN (c)	900,000	900,000
		1,400,000
Housing - 0.0%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	130,000	133,364
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	95,000	96,394
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	98,486
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	63,404
		258,284
TOTAL OHIO		3,659,135
Oklahoma - 1.1%
General Obligations - 0.8%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	700,815
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2025	500,000	500,000
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	535,550
		1,736,365
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.51% 8/15/2031 VRDN (c)	625,000	625,000
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	114,268	114,268
TOTAL OKLAHOMA		2,475,633
Oregon - 0.5%
Synthetics - 0.4%
Port of Portland Arpt Rev Participating VRDN Series 2022 XF1353, 3.7% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	800,000	800,000
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	295,000	296,359
TOTAL OREGON		1,096,359
Pennsylvania - 5.9%
General Obligations - 1.3%
Pennsylvania St 5% 9/1/2026	780,000	803,811
Pennsylvania St 5% 9/1/2027	1,820,000	1,913,853
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	205,646
		2,923,310
Health Care - 1.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	410,000	420,270
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	195,000	195,438
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.67% 9/1/2050 VRDN (c)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2025	275,000	275,619
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	511,045
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.67% 9/1/2050 VRDN (c)	1,450,000	1,450,000
		3,652,372
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (b)	15,000	15,000
Resource Recovery - 2.9%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	1,600,000	1,599,997
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.15% tender 4/1/2034 (b)(c)	200,000	200,022
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.15% tender 4/1/2049 (b)(c)	200,000	200,022
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	600,680
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,010,898
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	1,600,000	1,599,617
		6,211,236
TOTAL PENNSYLVANIA		12,801,918
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2025	500,000	505,609
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	360,736
		866,345
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	300,000	301,573
TOTAL RHODE ISLAND		1,167,918
South Carolina - 0.5%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	134,251
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	202,835
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2025	350,000	354,807
		691,893
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.17% 4/1/2030 VRDN (b)(c)	300,000	300,000
TOTAL SOUTH CAROLINA		991,893
Tennessee - 1.4%
Health Care - 0.7%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.35% 5/1/2039 VRDN (c)	1,400,000	1,400,000
Housing - 0.6%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (c)	910,000	914,587
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	335,000	333,938
		1,248,525
Synthetics - 0.1%
Metro Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.15% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	80,000	79,464
TOTAL TENNESSEE		2,927,989
Texas - 15.1%
Education - 0.5%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,012,056
Electric Utilities - 0.2%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	50,872
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.74% tender 2/1/2048 (c)(i)	455,000	454,946
		505,818
General Obligations - 5.2%
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	785,000	782,032
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	175,000	178,577
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,019,531
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,041,338
Dallas TX Isd Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	1,200,000	1,220,309
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	585,000	584,942
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	435,000	435,312
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,892,661
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	235,000	236,966
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	1,625,000	1,618,072
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	640,000	639,796
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	110,000	110,861
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	444,288
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	237,169
Texas State Gen. Oblig. Series 2007 A, 2.98% 6/1/2037 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	800,000	800,000
		11,241,854
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (c)	155,000	154,333
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	225,000	229,082
		383,415
Housing - 1.7%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	1,005,000	989,500
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	300,000	300,025
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	385,000	384,002
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	190,000	191,409
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	110,000	111,607
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	445,000	447,076
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (c)	500,000	500,156
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	510,000	512,381
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	130,000	130,885
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	30,000	30,035
		3,597,076
Industrial Development - 5.0%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.88% 11/1/2040 VRDN (c)	3,350,000	3,350,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.88% 11/1/2040 VRDN (c)	1,100,000	1,100,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.98% 12/1/2027 VRDN (b)(c)	5,600,000	5,600,001
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.5% 4/1/2040 VRDN (c)	500,000	500,000
		10,550,001
Resource Recovery - 0.5%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.7% tender 1/1/2026 (b)(c)	800,000	799,895
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	300,601
		1,100,496
Synthetics - 0.9%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.15% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	200,000	200,000
City of Houston TX Airport System Revenue Participating VRDN 2.97% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	300,000	300,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	200,000	200,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(g)	1,300,000	1,300,000
		2,000,000
Transportation - 0.5%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	105,000	106,194
City of Houston TX Airport System Revenue 5% 7/1/2025 (b)	500,000	502,014
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2025 (b)	250,000	251,061
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (b)	235,000	239,634
North TX Twy Auth Rev 5% 1/1/2026	65,000	66,022
		1,164,925
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (c)	1,000,000	959,840
TOTAL TEXAS		32,515,481
Utah - 0.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	160,000	162,637
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	235,000	236,379
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	40,000	40,171
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	60,000	62,046
		102,217
TOTAL UTAH		501,233
Virginia - 1.6%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	135,000	136,446
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	400,000	400,136
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (c)	475,000	475,379
Synthetics - 1.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.17% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,000,000	2,000,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.22% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	400,000	400,000
		2,400,000
TOTAL VIRGINIA		3,411,961
Washington - 0.5%
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	81,778
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	135,000	137,726
		219,504
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	250,000	258,952
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	150,000	150,840
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	95,000	96,954
		506,746
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	325,000	317,611
TOTAL WASHINGTON		1,043,861
West Virginia - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.48% 6/1/2033 VRDN (c)	350,000	350,000
Wisconsin - 3.2%
Education - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	360,000	363,276
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	896,761
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	184,676
Health Care - 0.6%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	330,000	336,552
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2026	400,000	406,012
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2028	525,000	546,234
		1,288,798
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	115,000	115,403
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	345,539
Resource Recovery - 1.3%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 3.7% tender 10/1/2025 (b)(c)	2,800,000	2,799,633
Transportation - 0.4%
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2025 (b)	800,000	810,190
TOTAL WISCONSIN		6,804,276
Wyoming - 0.7%
Electric Utilities - 0.7%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.3% 11/1/2025 VRDN (b)(c)	900,000	900,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 3.8% 11/1/2025 VRDN (b)(c)	700,000	700,000
		1,600,000
TOTAL WYOMING		1,600,000
TOTAL MUNICIPAL SECURITIES (Cost $217,651,496)		217,787,002

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $894,736)	3.33	894,557	894,736

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $218,546,232)	218,681,738
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(3,374,924)
NET ASSETS - 100.0%	215,306,814

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,630,339 or 0.8% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,314,268 or 2.5% of net assets.

(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN 3.15% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	6/22/23	800,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	200,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.15% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	200,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.17% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	500,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.15% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	114,268

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,926,511	12,727,984	17,759,759	49,574	-	-	894,736	894,557	0.0%
Total	5,926,511	12,727,984	17,759,759	49,574	-	-	894,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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